Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Equity investments:
Less: impairment on equity investments				¥ (10,503)
Long-term investments, Total		133,942	19,056	134,114
Zibo Hengxin Investment Partnership (Limited Partnership) (the “Fund”) [Member]
Equity investments:
Equity investments	[1]	109,133	15,527	120,006
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) [Member]
Equity investments:
Equity investments	[2]	2,858	407	3,121
MATSON (HONG KONG) [Member]
Equity investments:
Equity investments	[3]	21,009	2,988	20,773
UNEX EV B.V [Member]
Equity investments:
Equity investments	[4]	737	105	717
S.U SWAP CO.,LTD [Member]
Equity investments:
Equity investments	[5]	¥ 205	$ 29

[1]	In December 2020, the Group entered into a partnership agreement with Zibo Hengxin Investment Partnership (Limited Partnership) and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchased limited partnership interest in Zibo Hengxin Investment Fund Partnership (Limited Partnership) (the “Fund”) in the amount of RMB120,000, which entitles the Group an aggregate interest of approximately 99% in the Fund. In December 2021, the Fund decreased the total partnership capital to RMB111,200 and returned to the Group by RMB10,000 and the aggregate interest of the Group was subsequently diluted to 98.9%. In October 2023, the Group entered RMB10,000 into Zibohengxin Investment Partnership, and the Group accounted aggregate interest of approximately 99% in the Fund. There was no unfunded commitment to the Fund as of December 31, 2025. For the year ended of December 31, 2025, the Group recorded an investment loss of RMB371 from the operating result of Zibo Hengxin.
[2]	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with capital injected of RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2025. For the year ended of December 31, 2025, the Group recorded an investment loss of RMB262 from the operating result of Huzhou Zheyou.
[3]	On February 6, 2024, the Company and Zeng Lingzhi, the sole legal and beneficial owner of Matson, a private company with limited liability incorporated under the laws of Hong Kong engaged in the business of technology development, entered into a Share Exchange Agreement (the “Agreement”). Pursuant to the Agreement, the Company intends to acquire from Matson 3,560 ordinary shares (the “Matson Shares”), which will be issued and allotted by Matson to the Company and represent 26.25% of Matson’s total equity shares (the “Acquisition”). In exchange for the Matson Shares, the Company agreed to issue and allot 30,000,000 ordinary shares of the Company.
[4]	The Group entered into an agreement to invest in UNEX EV B.V, and injected capital of US$105 in July 2024. The Group held an equity interest of 9% of UNEX EV B.V. For the year ended of December 31, 2025, the Group recorded an investment income of RMB47 from the operating result of Zibo Hengxin.
[5]	The Group entered into an agreement to invest in S.U SWAP CO.,LTD, and injected capital of RMB205 in December 2025. The Group held an equity interest of 10.2% of S.U SWAP CO.,LTD.